Non-controlling interests (Tables)	3 Months Ended
Mar. 31, 2025
Finance receivables [abstract]
Schedule of reconciliation of non controlling interest	Reconciliation of non-controlling interest is as follows:
$
Balance, December 31, 2024	(1,040,306)
Net loss for the period	(163,158)
Balance, March 31, 2025	(1,203,464)